Results related to associates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Wings Therapeutics Inc
Disclosure of associates [line items]
Loss on share of profits of associates	€ 322,000	€ 429,000